COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 20, 2019	Sep. 25, 2017	Jan. 27, 2016	Dec. 31, 2018	Sep. 30, 2017	Jun. 10, 2017
Number of common shares sold		833,332
Number of common shares sold, value		$ 250,000
Common stock shares issued for services, shares			36,000
Common stock shares issued for services, value			$ 900	$ 131,250
Debt conversion, converted instrument, amount					$ 5,612
Common Stock
Common stock shares issued for services, shares				175,000
Common stock shares issued for services, value				$ 175
Debt conversion, converted instrument, amount					$ 700
Debt conversion, converted instrument, shares issued					700,000
Vendor [Member]
Amount repaid upon cancellation of shares						$ 900
Subsequent Event [Member] | Subscription agreement [Member]
Common stock shares sold/issued	11,500,000
Subscription receivable	$ 11,500